Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Federal and State Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the federal and state income tax expense (benefit) of our taxable subsidiaries were summarized as follows:

	Years Ended December 31,
	2016	2015	2014
Current expense (benefit):
Federal	$11	$(315)	$251
State	(34)	(54)	78
Total	(23)	(369)	329
Deferred expense (benefit):
Federal	(237)	253	(29)
State	12	(32)	25
Total	(225)	221	(4)
Total income tax expense (benefit) from continuing operations	$(248)	$(148)	$325

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Historically, our effective tax rate differed from the statutory rate primarily due to partnership earnings that are not subject to U.S. federal and most state income taxes at the partnership level. The completion of the Southern Union Merger, Sunoco Merger, ETP Holdco Transaction and the Susser Merger (see Note 3) significantly increased the activities conducted through corporate subsidiaries. A reconciliation of income tax expense (benefit) at the U.S. statutory rate to the income tax expense (benefit) attributable to continuing operations for the years ended December 31, 2016, 2015 and 2014 is as follows:

	December 31, 2016	December 31, 2015	December 31, 2014
Income tax expense (benefit) at U.S. statutory rate of 35 percent	$95	$302	$462
Increase (reduction) in income taxes resulting from:
Nondeductible goodwill included in the Lake Charles LNG transaction	—	—	105
Partnership earnings not subject to tax	(590)	(366)	(284)
Goodwill impairment	278	—	—
State tax, net of federal tax benefit	(10)	(35)	52
Dividend received deduction	(15)	(22)	—
Premium on debt retirement	—	—	(10)
Audit settlement	—	(7)	—
Foreign taxes	—	—	(8)
Other	(6)	(20)	8
Income tax expense (benefit) from continuing operations	$(248)	$(148)	$325

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred taxes result from the temporary differences between financial reporting carrying amounts and the tax basis of existing assets and liabilities. The table below summarizes the principal components of the deferred tax assets (liabilities) as follows:

	December 31,
	2016	2015
Deferred income tax assets:
Net operating losses and alternative minimum tax credit	$472	$217
Pension and other postretirement benefits	30	36
Long term debt	32	61
Other	182	162
Total deferred income tax assets	716	476
Valuation allowance	(118)	(121)
Net deferred income tax assets	598	355

Deferred income tax liabilities:
Properties, plants and equipment	(1,633)	(1,633)
Investments in unconsolidated affiliates	(3,789)	(2,976)
Trademarks	(273)	(286)
Other	(15)	(50)
Total deferred income tax liabilities	(5,710)	(4,945)
Accumulated deferred income taxes	$(5,112)	$(4,590)

ScheduleOfUnrecognizedTaxBenefits [Table Text Block]
The following table sets forth the changes in unrecognized tax benefits:

	Years Ended December 31,
	2016	2015	2014
Balance at beginning of year	$610	$440	$429
Additions attributable to tax positions taken in the current year	8	178	20
Additions attributable to tax positions taken in prior years	18	—	—
Reduction attributable to tax positions taken in prior years	(20)	—	(1)
Settlements	—	—	(5)
Lapse of statute	(1)	(8)	(3)
Balance at end of year	$615	$610	$440

Summary of Deferred Tax Liability Not Recognized [Table Text Block]
The table below provides a rollforward of the net deferred income tax liability as follows:

	December 31,
	2016	2015
Net deferred income tax liability, beginning of year	$(4,590)	$(4,410)
Goodwill associated with Sunoco Retail to Sunoco LP transaction (see Note 3)	(460)	—
Net assets (excluding goodwill) associated with Sunoco Retail to Sunoco LP (see Note 3)	(243)	—
Tax provision, including provision from discontinued operations	201	(242)
Other	(20)	62
Net deferred income tax liability	$(5,112)	$(4,590)